Commitments	12 Months Ended
Dec. 31, 2017
Disclosure Of Commitments And Contingencies [Abstract]
Disclosure of commitments [text block]
25.	Commitments

As at December 31, 2017, the Corporation’s contractual obligations are as follows:

(a)	The Corporation has entered into various operating lease contracts for office space, motor vehicles and office equipment. The future minimum payments under these leases as are as follows:

2018	$341
2019	296
Thereafter	95

$732

(b)	The Corporation’s other contractual obligations, including with respect to capital asset expenditures, totaled approximately $240,000.

(c)
As a consequence of its commitment to renounce deductible exploration expenditures to the purchasers of flow-through shares, the Corporation is required to incur further renounceable exploration expenditures totaling $5,192,000 by December 31, 2018.